FAIR VALUE MEASUREMENTS (Schedule of Information about Inputs Into the Fair Value Measurements of the Assets and Liabilities that the Group Makes on a Recurring Basis) (Details) (Recurring basis [Member], CNY)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Assets:
IRCF		175
Derivative Liability
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
IRCF
Significant Other Observable Inputs (Level 2) [Member]
Assets:
IRCF
Significant Unobservable Inputs (Level 3) [Member]
Assets:
IRCF		175